Financial Assets (Non-current and Current) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other non-current financial receivables	€ 150	€ 12
Securities other than investments, classified as available-for-sale	800
Deposits with banks	50
Decrease in cash and cash equivalents from prior year	389
Securities other than investments (due within 3 months)	745	1,472
TIM S.p.A. [member]
Disclosure of financial assets [line items]
Securities other than investments, classified as available-for-sale	256
Deutsche Bank [member]
Disclosure of financial assets [line items]
Other non-current financial receivables	150
Italian Treasury Bonds [member]
Disclosure of financial assets [line items]
Securities other than investments, classified as available-for-sale	276
Italian Treasury Bonds Purchased by Telecom Italia Finance S.A. [member]
Disclosure of financial assets [line items]
Securities other than investments, classified as available-for-sale	20
Italian Treasury Bonds Purchased by Telecom Italia Finance S.A. with Different Maturities [member]
Disclosure of financial assets [line items]
Securities other than investments, classified as available-for-sale	524
Certificado de deposito bancario [member]
Disclosure of financial assets [line items]
Securities other than investments (due within 3 months)	€ 744	€ 1,471